Dividend income (Tables)	12 Months Ended
Dec. 31, 2021
Dividend income [Abstract]
Summary of Dividend income
Dividend income for the years ended December 31, 2019, 2020 and 2021 are as follows:

	2019		2020	2021
Securities at FVTPL	~~W~~	65,572	76,453	100,315
Securities at FVOCI		16,586	21,503	24,216

	~~W~~	82,158	97,956	124,531